Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income
Grant income	€ 1,778	€ 5,378	€ 870
Rental income from property subleases		174	625
Other income	155	209
Total other income	€ 1,933	€ 5,761	€ 1,495